Document and Entity Information	12 Months Ended
Apr. 29, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Feb. 28, 2013
Registrant Name	FIDELITY CALIFORNIA MUNICIPAL TRUST II
Central Index Key	0000878662
Amendment Flag	false
Document Creation Date	Apr. 26, 2013
Document Effective Date	Apr. 29, 2013
Prospectus Date	Apr. 29, 2013